Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Tables)	12 Months Ended
Dec. 31, 2017
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Table of Gains (losses) on derecognition of non financial assets and subsidiaries, Net
Gains or losses on derecognition of non financial assets and subsidiaries, net (Millions of euros)
	2017	2016	2015
Gains
Disposal of investments in non-consolidated subsidiaries	38	111	23
Disposal of tangible assets and other	69	64	71
Losses:
Disposal of investments in non-consolidated subsidiaries	(27)	(58)	(2,222)
Disposal of tangible assets and other	(33)	(47)	(7)
Total	47	70	(2,135)